Certification of the Chief Executive Officer of
Pediatric Prosthetics, Inc.

I, Linda Putback-Bean, as Chief Executive Officer of Pediatric Prosthetics, Inc., certify and acknowledge that:

o	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

o
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

o	The Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Pediatric Prosthetics, Inc.

/s/ Linda Putback-Bean
Linda Putback-Bean
Chief Executive Officer

June __, 2007